Business Combinations - Summary of Purchase Price Allocations (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 30, 2021	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021		Feb. 22, 2023
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents			$ 863	$ 11,576
Trade and other receivables			28,231	352,274
Inventoried supplies and prepaid expenses			2,179	30,143
Property and equipment			70,959	1,396,337
Right-of-use assets			28,269	111,590
Intangible assets			45,740	44,770
Other assets			368	8,198
Trade and other payables			(10,327)	(223,944)
Income tax payable			(1,465)	(2,668)
Provisions			(280)	(75,089)
Employee benefits				(65,849)
Other non-current liabilities				(62)
Long-term debt				(3,484)
Lease liabilities			(28,269)	(111,590)
Deferred tax liabilities			(13,848)	(210,910)
Total identifiable net assets			122,420	1,261,292
Total consideration transferred			181,608	1,026,920
Goodwill			59,188	49,221
Bargain purchase gain			0	(283,593)	[1],[2]
Cash			159,114	1,019,707
Contingent consideration			22,494	7,213
Total consideration transferred			$ 181,608	1,026,920		$ 68,800
UPS Freight
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents				6
Trade and other receivables				328,468
Inventoried supplies and prepaid expenses				26,643
Property and equipment				1,309,465
Right-of-use assets				100,971
Intangible assets				18,856
Other assets				8,133
Trade and other payables				(209,474)
Income tax payable				0
Provisions				(74,867)
Employee benefits				(65,849)
Other non-current liabilities				(56)
Long-term debt				0
Lease liabilities				(100,971)
Deferred tax liabilities				(193,125)
Total identifiable net assets				1,148,200
Total consideration transferred				864,607
Goodwill				0
Bargain purchase gain	$ (283,600)	$ (283,600)		(283,593)
Cash				864,607
Contingent consideration				0
Total consideration transferred	$ 864,600			864,607
Others
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents				11,570
Trade and other receivables				23,806
Inventoried supplies and prepaid expenses				3,500
Property and equipment				86,872
Right-of-use assets				10,619
Intangible assets				25,914
Other assets				65
Trade and other payables				(14,470)
Income tax payable				(2,668)
Provisions				(222)
Employee benefits				0
Other non-current liabilities				(6)
Long-term debt				(3,484)
Lease liabilities				(10,619)
Deferred tax liabilities				(17,785)
Total identifiable net assets				113,092
Total consideration transferred				162,313
Goodwill				49,221
Bargain purchase gain				0
Cash				155,100
Contingent consideration				7,213
Total consideration transferred				$ 162,313

[1]	Adjustments to provisional amounts of UPS Freight prior year business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))